Deposits (Schedule Of Rates And Maturities Of Deposits) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deposits [Abstract]
Non-interest-bearing checking, Amount	$ 866.2
Interest-bearing checking, Amount	3,123.7
Money market, Amount	5,560.5
Savings, Amount	4,840.5
Other, Amount	169.6
Total checking and savings deposits, Amount	14,560.5
Certificates of deposit, remaining contractual maturity: Within one year, Amount	7,729.1
Certificates of deposit, remaining contractual maturity: One to two years, Amount	3,277.5
Certificates of deposit, remaining contractual maturity: Two to three years, Amount	1,401.5
Certificates of deposit, remaining contractual maturity: Three to four years, Amount	2,039.1
Certificates of deposit, remaining contractual maturity: Four to five years, Amount	1,620.1
Certificates of deposit, remaining contractual maturity: Over five years, Amount	2,134.6
Total certificates of deposit, Amount	18,201.9
Premium / discount, Amount	(1.0)
Purchase accounting adjustments, Amount	20.8
Total Deposits, Amount	$ 32,782.2	$ 15,849.8
Interest-bearing checking, Average Rate	0.52%
Money market, Average Rate	0.78%
Savings, Average Rate	0.93%
Certificates of deposit, remaining contractual maturity: Within one year, Average Rate	1.14%
Certificates of deposit, remaining contractual maturity: One to two years, Average Rate	1.36%
Certificates of deposit, remaining contractual maturity: Two to three years, Average Rate	1.71%
Certificates of deposit, remaining contractual maturity: Three to four years, Average Rate	2.32%
Certificates of deposit, remaining contractual maturity: Four to five years, Average Rate	2.30%
Certificates of deposit, remaining contractual maturity: Over five years, Average Rate	3.16%
Total Deposits, Average Rate	1.26%	1.69%